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                   VANGUARD(R) INTERNATIONAL STOCK INDEX FUNDS
                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 1999



Effective April 1, 2000, the Funds have reduced their purchase transaction fees as follows:

--------------------------------------------------------------------------------
                                            FORMER PURCHASE      NEW PURCHASE
FUND                                        TRANSACTION FEE     TRANSACTION FEE
--------------------------------------------------------------------------------
European Stock Index Fund                         0.50%              None
Pacific Stock Index Fund                          0.50               None
Total International Stock Index Fund              0.50               None
Emerging Markets Stock Index Fund                 1.00               0.50%

     In addition, the Emerging Markets Stock Index Fund has reduced its redemption transaction fee from 1% to 0.50%.
     The Funds may reinstate or raise their transaction fees in the future if their costs of buying and selling securities increase under future market conditions.

(C)2000 The Vanguard Group, Inc. All rights reserved.           PS72N-04/01/2000
Vanguard Marketing Corporation, Distributor